REVENUE AND OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the year ended December 31, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	982,818	740,399	1,723,217
Time charter revenues	49,870	13,901	63,771
Administrative income	—	15,196	15,196
Total revenues	1,032,688	769,496	1,802,184

The lease and non-lease components of our revenues in the year ended December 31, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	601,057	744,907	1,345,964
Time charter revenues	45,515	26,276	71,791
Administrative income	—	12,453	12,453
Total revenues	646,572	783,636	1,430,208

Schedule of Contract Assets
Assets from contracts with customers (excluding amounts in relation to lease components) as of December 31, 2023 and 2022 are presented within the statements of financial position as follows:

(in thousands of $)	2023	2022
Voyages in progress	46,994	60,620
Trade accounts receivable	48,136	67,397
Related party receivables	14,591	9,913
Other current assets	3,503	2,896
Total	113,224	140,826

Schedule of Other Operating Income
Other operating income in the years ended December 31, 2023, 2022 and 2021 was as follows:

(in thousands of $)	2023	2022	2021
Gain on settlement of claims	397	3,998	—
Other gains	41	18	519
Gain on sale of vessels	21,959	4,596	3,226
Loss on termination of leased vessels	—	(431)	—
Gain (loss) on pool arrangements	1,683	(141)	315
Total	24,080	8,040	4,060